Cover	May 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2023
Entity File Number	000-54875
Entity Registrant Name	Sustainable Projects group Inc.
Entity Central Index Key	0001500305
Entity Tax Identification Number	81-5445107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2316
Entity Address, Address Line Two	Pine Ridge Rd
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34109
City Area Code	239
Local Phone Number	307-2925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false